Stockholders' Equity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Nov. 19, 2013
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares outstanding	44,375,952	44,562,122
Preferred stock, share authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Purchase of convertible note hedges	$ 72,565,000
Proceeds from issuance of warrants	40,509,000
Deferred financing cost allocated to equity	1,671,000
Convertible senior notes due December 2020 [Member]
Debt Instrument, Convertible, Carrying Amount of the Equity Component		62,100,000	71,700,000
Purchase of convertible note hedges		72,600,000
Proceeds from issuance of warrants		40,500,000
Deferred financing cost allocated to equity		$ 1,600,000